Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1,000,000	0
Preferred stock, shares outstanding	1,000,000	0
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	22,959,897	21,483,230	15,274,303
Common stock, shares outstanding	22,959,897	21,483,230	15,274,303
Series A Preferred Stock [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	0
Preferred stock, shares outstanding	1,000,000	0